CASH FLOW STATEMENT - Analysis of net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flow Statement [line items]
Net cash flow/debt movement	$ (537)	$ (188)	$ (59)
Exchange adjustment	47	59	(71)
Corporate bond issuance expense	3	(1)	8
IFRS 16 lease liabilities				$ (170)
IFRS 16 lease liabilities movement	1	(7)	34
Balance at end of year	(2,339)	(1,852)
Balance at beginning of year	(1,852)		(1,600)
Balance at end of year	(2,535)	(2,049)	(1,926)
Balance at beginning of year	(2,049)	(1,926)	(1,770)
Currency swaps
Disclosure Of Cash Flow Statement [line items]
Net cash flow/debt movement	(3)	4	(7)
Exchange adjustment	3	(4)	7
Interest swaps
Disclosure Of Cash Flow Statement [line items]
Exchange adjustment	(13)	(2)	2
Balance at end of year	(13)		2
Balance at beginning of year		2
Overdrafts
Disclosure Of Cash Flow Statement [line items]
Net cash flow/debt movement	1	7	9
Exchange adjustment	(2)	(1)
Balance at beginning of year			(20)
Balance at end of year	(6)	(5)	(11)
Balance at beginning of year	(5)	(11)	(20)
Due within one year
Disclosure Of Cash Flow Statement [line items]
Net cash flow/debt movement	302	(162)	(260)
Exchange adjustment	23		(2)
IFRS 16 lease liabilities				(46)
IFRS 16 lease liabilities movement	7	(2)	12
Balance at beginning of year			(6)
Balance at end of year	(154)	(486)	(326)
Balance at beginning of year	(486)	(326)	(52)
Due after one year
Disclosure Of Cash Flow Statement [line items]
Net cash flow/debt movement	94	429	(1,285)
Exchange adjustment	45	72	(79)
Corporate bond issuance expense	3	(1)	8
IFRS 16 lease liabilities				$ (124)
IFRS 16 lease liabilities movement	(6)	(5)	22
Balance at beginning of year			(1,851)
Balance at end of year	(2,712)	(2,848)	(3,353)
Balance at beginning of year	(2,848)	(3,353)	(1,975)
Cash
Disclosure Of Cash Flow Statement [line items]
Net cash flow/debt movement	(931)	(466)	1,484
Exchange adjustment	(9)	(6)	1
Balance at beginning of year			277
Balance at end of year	350	1,290	1,762
Balance at beginning of year	$ 1,290	$ 1,762	$ 277